RELATED PARTY TRANSACTIONS, Founder Shares (Details) - USD ($)			6 Months Ended	12 Months Ended
	Nov. 13, 2020	Aug. 28, 2020	Jun. 30, 2022	Dec. 31, 2021	May 16, 2022	May 03, 2022	Dec. 31, 2020	Nov. 25, 2020
Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, shares outstanding (in shares)			0	0	3,425,689
Share price (in dollars per share)						$ 10.15
Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, shares outstanding (in shares)			4,312,500	4,312,500			4,312,500
Founder Shares [Member] | Sponsor [Member] | Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Number of trading days			20 days	20 days
Trading day threshold period			30 days	30 days
Founder Shares [Member] | Sponsor [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)			$ 12	$ 12
Threshold period after initial Business Combination			150 days	150 days
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Proceeds from issuance of stock		$ 25,000
Shares issued (in shares)		5,750,000
Number of shares surrendered (in shares)	1,437,500
Ordinary shares, consideration surrendered	$ 0
Number of shares subject to forfeiture (in shares)								0
Ownership interest, as converted percentage			20.00%	20.00%
Limitation period to transfer, assign or sell Founder Shares			1 year	1 year
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)			562,500	562,500